Filed pursuant to Rule 497(a)

File No. 333-231146

Rule 482ad

Investor Presentation First Quarter – 2019 MaMinainStSrtreeetCCaapiptailtaClorCporraptionration NYSNEY:SEM: MAAININ mmaaininstccaappitiatl.aclo.mcom Page 1

Disclaimers Main Street Capital Corporation (MAIN) cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions as of May 10, 2019 and include statements regarding our goals, beliefs, strategies and future operating results and cash flows, including but not limited to the equivalent annual yield represented by our dividends declared, the tax attributes of our dividends and the amount of leverage available to us. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward-Looking Statements” and “Risk Factors” included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information The summary descriptions and other information included herein are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Before making an investment decision with respect to MAIN, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors. These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and MAIN’s related documentation. No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of MAIN. Distributable net investment income is net investment income, as determined in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure of information for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP. Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing MAIN’s financial performance. containedhereinto circumstances, except regulations. reflectsubsequentlyoccurringeventsor as required by applicable securities laws and This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN’s securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 2

Main Street Capital Corporation Investor Presentation Corporate Overview 1st Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 3

MAIN is a Principal Investor in Private Debt and Equity Hybrid debt and equity investment strategy, internally managed operating structure and focus on Lower Middle Market differentiates MAIN from other investment firms Internally-managed Business Development Company (BDC) • • IPO in 2007 Over $4.1 billion in capital under management(1) – Over $2.9 billion internally at MAIN(1) – Over $1.2 billion as a sub-advisor to a third party(1) Primarily invests in the under-served Lower Middle Market (LMM) •Targets companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million •Provides single source solutions including a combination of first lien, senior secured debt and equity financing Debt investments in Middle Market companies •Issuances of first lien, senior secured and/or rated debt investments •Larger companies than LMM investment strategy Debt investments originated in collaboration with other funds •First lien, senior secured debt investments in privately held companies originated through strategic relationships with other investment funds •Similar in size, structure and terms to LMM and Middle Market investments Attractive asset management advisory business Significant management ownership / investment in MAIN Headquartered in Houston, Texas (1) Capital under management includes undrawn portion of debt capital as of March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 4

MAIN is a Principal Investor in Private Debt and Equity Long-term focus on delivering our shareholders sustainable growth in net asset value and recurring dividends per share MAIN’s unique investment strategy, efficient operating structure and conservative capitalization are designed to provide sustainable, long-term growth in recurring monthly dividends, as well as long-term capital appreciation, to our shareholders Consistent cash dividend yield – dividends paid monthly • • MAIN has never decreased its monthly dividend rate Began paying periodic supplemental dividends in January 2013 and moved to semi-annual supplemental dividends in July 2013 Owns three Small Business Investment Company (SBIC) Funds • Main Street Mezzanine Fund (2002 vintage), Main Street Capital II (2006 vintage) and Main Street Capital III (2016 vintage) Provides access to 10-year, low cost, fixed rate government-backed leverage • Strong capitalization and liquidity position – stable, long-term debt and significant available liquidity to take advantage of opportunities •Favorable opportunities in capital markets through investment grade rating of BBB/Stable from Standard & Poor’s Rating Services •Total SBIC debenture regulatory financing capacity of $350.0 million(1) (1) MAIN received a $25.0 million commitment from the SBA in order to issue new SBIC debentures in the future and opportunistically prepaid $24.0 million of existing SBIC debentures during the quarter ended March 31, 2019. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $347.0 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 5

MAIN is a Principal Investor in Private Debt and Equity Equity investments in LMM portfolio provide both the opportunity to grow net asset value (NAV) per share and generate realized gains to support dividend growth Focus on LMM equity investments and efficient operating structure differentiates MAIN and provides opportunity for significant total returns for our shareholders • • NAV growth of $11.56 per share (or 90%) since 2007 Cumulative net realized gains from LMM portfolio investments of $127.5 million ($60.2 million net for the total investment portfolio) since the Initial Public Offering Approximately $3.33 per share in cumulative, pre-tax net unrealized appreciation on LMM portfolio at March 31, 2019 Realized gains provide taxable income in excess of net investment income and help fund supplemental dividends • • Internally managed operating structure provides significant operating leverage • Favorable ratio of total operating expenses, excluding interest expense, to average total assets of approximately 1.4%(1) Greater portion of gross portfolio returns are delivered to our shareholders Significant positive impact to Net Investment Income Alignment of interests between MAIN management and our shareholders • • • (1) Based upon the trailing twelve months ended March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 6

MAIN Strategy Produces Differentiated Returns Enhanced Value Proposition - Three Ways to Win are Better Than One 1. Sustain and Grow Total Dividends • Efficient operating structure provides operating leverage to grow distributable net investment income, and dividends paid, as investment portfolio and total investment income grow Paid or declared $26.285 per share in total dividends since October 2007 IPO at $15.00 per share ($22.485 per share in regular dividends and $3.800 per share in supplemental dividends) 86% increase in monthly dividends from $0.330 per share paid in Q4 2007 to declared dividends of $0.615 per share for Q3 2019 Never decreased regular monthly dividends (including through 2008/2009 recession) or paid a return of capital distribution Supplemental dividends first declared in Q4 2012 primarily due to realized gains from LMM equity component of investment strategy Currently transitioning semi-annual supplemental dividends into monthly dividends gradually over time Multi-faceted investment strategy supports growth of total dividends over various cycles and markets • • • • • • 2. Meaningfully Grow Net Asset Value (“NAV”) Per Share • • • • $12.85 at December 31, 2007 to $24.41 at March 31, 2019 – 90% growth; CAGR of 5.9% Represents incremental economic return to investors beyond dividends MAIN’s debt-focused peers (which comprises most BDCs) cannot generate NAV per share growth through the cycles Unrealized appreciation is a good proxy for future dividend growth without the need for additional capital through growing portfolio dividend income and harvested realized gains from equity investments Ability to grow NAV per share provides opportunity for MAIN stock share price appreciation and additional shareholder returns • 3. Supplement Growth in Distributable Net Investment Income with Periodic Realized Gains • LMM equity component of investment strategy provides opportunity for meaningful realized gains (analogous to PIK income on debt investments from cash flow perspective, but more tax efficient and without cap on upside) Realized gains validate the quality of MAIN’s unrealized appreciation Realized gains can be paid to shareholders as dividends or retained for future reinvestment due to MAIN’s unique tax structure • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 7

Quarterly Historical Dividend, Net Asset Value (“NAV”) Per Share Growth and Distributable Net Investment Income (“DNII”) $0.90 $26.00 MAIN’s unique focus on equity investments in the Lower Middle Market provides the opportunity for significant NAV per share growth MAIN’s efficient operating structure provides significant operating leverage, greater dividends and greater overall returns for our shareholders MAIN’s dividends have been covered by DNII and net realized gains – MAIN has never paid a return of capital distribution $24.00 $0.80 $22.00 $0.70 $20.00 $0.60 $18.00 $16.00 $0.50 $14.00 $0.40 $12.00 $0.30 $10.00 $0.20 $08.00 2007 Regular Dividends Supplemental Dividends DNII per share NAV per share • Includes recurring monthly and semi-annual supplemental dividends paid and declared as of May 9, 2019. Annual return on equity averaging approximately 13.0% from 2010 through the first quarter of 2019 • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 8 DNII and Dividends Per Share NAV Per Share Recessionary Period 2008 22001199 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018

MAIN Historical Highlights ($ in millions, except per shares amounts) - $0.25/share (Dec) SBIC License and Debt Capacity to (Sep) program (Nov) - 27 Companies $924.4 (1) Through March 31, 2019, unless otherwise indicated (2) Through May 9, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 9 Milestones 2007 - 2012 2013 2014 2015 2016 2017 2018 2019(1) Significant Events(2) IPO $64.5 NASDAQ Listing (Oct 2007) SBIC Debt Capacity Increased to $225.0 (2009) NYSE Listing (Oct 2010) SBIC of the Year Award (2011) Acquired Second SBIC Fund (2010, 2012) Supplemental Dividends: - $0.35/share (Jan) - $0.20/share (Jul) - $0.25/share (Dec) S&P Investment Grade (IG) rating of BBB (Sep) Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec) Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec) Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec) Received our Third Increased our SBIC $350.0 (Aug) Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec) Supplemental Dividends: - $0.275/share (Jun) - $0.275/share Supplemental Dividends: (Jun) Senior Credit Facility $30.0 (2008) $85.0 (2010) $235.0 (2011) $287.5 (2012) Extension to 5-year maturity (2012) $372.5 (May) $445.0 (Sep) Revolving for Full 5-Year Period $502.5 (Jun) $522.5 (Sep) $572.5 (Dec) $597.5 (Apr) $555.0 (Nov) $560.0 (Jul) $585.0 (Sep) $655.0 (Jun) $680.0 (Jul) $705.0 (Nov) Debt Offerings(2) $92.0 6.125% 10-Year Notes (Apr) $175.0 4.5% 5-Year IG Notes (Nov) $185.0 4.5% 5-Year IG Notes (Nov) $250.0 5.2% 5-Year IG Notes (Apr) Equity Offerings IPO $64.5 (Oct 2007) $17.4 (2009) $90.7 (2010) $134.3 (2011) $97.0 & $80.5 (2012) $136.9 (Aug) $144.9 (Apr) $136.1 (Mar) Implemented at-the-market (ATM) $4.5 ATM $113.6 ATM $152.8 ATM $79.3 ATM $35.8 Total Value of Investment Portfolio and Number of Companies 2007 $105.7 2012 147 Companies $1,286.2 176 Companies $1,563.3 190 Companies $1,800.0 208 Companies $1,996.9 208 Companies $2,171.3 198 Companies $2,453.9 196 Companies $2,496.6 195 Companies

Lower Middle Market (LMM) Investment Strategy LMM investment strategy differentiates MAIN from its competitors and provides attractive risk-adjusted returns Investment Objectives • High cash yield from secured debt investments (11.4% weighted-average cash coupon as of March 31, 2019); plus Dividend income and periodic capital gains from equity investments • Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities • • • • Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 10

LMM Investment Opportunity MAIN targets LMM investments in established, profitable companies Characteristics of LMM provide beneficial risk-reward investment opportunities Large and critical portion of U.S. economy •175,000+ domestic LMM businesses(1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies •Typical entry enterprise values between 4.5X – 6.5X EBITDA •Typical entry leverage multiples between 2.0X – 4.0X EBITDA to MAIN debt investment Partner relationship with the management teams of our portfolio companies vs a “commoditized vendor of capital” (1) Source: U.S. Census 2012 – U.S. Data Table by Enterprise Receipt Size; 2012 County Business Patterns and 2012 Economic Census; includes Number of Firms with Enterprise Receipt Size between $10,000,000 and $99,999,999 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 11

Middle Market Debt Investment Strategy Investment Objective •Generate cash yield to support MAIN monthly dividend MAIN maintains a portfolio of debt investments in Middle Market companies Investments in secured and/or rated debt investments •First lien, senior secured debt investments •Floating rate debt investments Larger companies than the LMM investment strategy •Current Middle Market portfolio companies have weighted-average EBITDA of approximately $98.0 million(1) Large and critical portion of U.S. economy •Nearly 200,000 domestic Middle Market businesses(2) More relative liquidity than LMM investments 6% – 10% targeted gross yields •Weighted-average effective yield(3) of 9.5% •Net returns positively impacted by lower overhead requirements and modest use of leverage •Floating rate debt investments provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) (2) (3) This calculation excludes two Middle Market portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Source: National Center for The Middle Market; includes number of U.S. domestic businesses with revenues between $10 m illion and $1 billion Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 12

Private Loan Investment Strategy Investment Objectives Private Loan portfolio investments are primarily debt investments in privately held companies which have been originated through strategic relationships with other investment funds on a collaborative basis, and are often referred to in the debt markets as “club deals” • Access proprietary investments with attractive risk-adjusted return characteristics Generate cash yield to support MAIN monthly dividend • Investment Characteristics • Investments in companies that are consistent with the size of companies in our LMM and Middle Market portfolios Proprietary investments originated through strategic relationships with other investment funds on a collaborative basis Current Private Loan portfolio companies have weighted-average EBITDA of approximately $50.2 million(1) • • Investments in secured debt investments •First lien, senior secured debt investments •Floating rate debt investments 8% – 12% targeted gross yields • • Weighted-average effective yield of 10.5% Net returns positively impacted by lower overhead requirements and modest use of leverage Floating rate debt investments provide the opportunity for positive impact on yields if market benchmark interest rates increase • (1)This calculation excludes three Private Loan portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 13

Asset Management Business MAIN’s asset management business represents additional income diversification and the opportunity for greater shareholder returns In May 2012, MAIN(1) entered into an investment sub-advisory agreement with the investment advisor to HMS Income Fund, Inc., a non-listed BDC • MAIN(1) provides asset management services, including sourcing, diligence and post-investment monitoring MAIN(1) receives 50% of the investment advisor’s base management fee and incentive fees – MAIN(1) base management fee – 1% of total assets – MAIN(1) incentive fees – 10% of net investment income above a hurdle and 10% of net realized capital gains • MAIN’s internally managed operating structure provides MAIN’s shareholders the benefits of this asset management business Benefits to MAIN • No significant increases to MAIN’s operating costs to provide services (utilize existing infrastructure and leverage fixed costs) No invested capital – monetizing the value of MAIN franchise Significant positive impact on MAIN’s financial results – $2.7 million contribution to net investment income in the first quarter of 2019(2) – $10.6 million contribution to net investment income for the year ended December 31, 2018(2) – $65.8 million of cumulative unrealized appreciation as of March 31, 2019 • • (1) Through MAIN’s wholly owned unconsolidated subsidiary, MSC Advisor I, LLC (2) Contribution to Net Investment Income includes (a) dividend income received by MAIN from MSC Advisor I, LLC and (b) operating expenses allocated from MAIN to MSC Advisor I, LLC Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 14

MAIN Regulatory Framework Highly regulated structure provides significant advantages and protections to our shareholders, including investment transparency, tax efficiency and beneficial leverage Operates as a Business Development Company •Regulated by Securities and Exchange Commission - 1940 Act •Publicly-traded, private investment company Regulated Investment Company (RIC) tax structure • • • Eliminates corporate level income tax Efficient tax structure providing high yield to investors Passes through capital gains to investors Small Business Investment Company (SBIC) subsidiaries • • • Regulated by the U.S. Small Business Administration (SBA) Access to low cost, fixed rate, long-term leverage Total SBIC debenture regulatory financing capacity of $350.0 million(1) Total outstanding leverage of $321.8 million through our three wholly owned SBIC Funds(1) MAIN is a previous SBIC of the Year Award recipient • • (1) MAIN received a $25.0 million commitment from the SBA in order to issue new SBIC debentures in the future and opportunistically prepaid $24.0 million of existing SBIC debentures during the quarter ended March 31, 2019. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $347.0 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 15

MAIN Corporate Structure – Internally Managed “Internally managed” structure means no external management fees or expenses are paid, providing operating leverage to MAIN’s business. MAIN targets total operating and administrative costs at or less than 2% of assets LP (1) As of March 31, 2019, MAIN’s credit facility had $705.0 million in total commitments. MAIN’s credit facility includes an accordion feature which could increase total commitments up to $800.0 million $185.0 million of 4.50% Notes due December 2022 and $175.0 million of 4.50% Notes due December 2019 MAIN received a $25.0 million commitment from the SBA in order to issue new SBIC debentures in the future and opportunistically prepaid $24.0 million of existing SBIC debentures during the quarter ended March 31, 2019. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $347.0 million. (2) (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 16 Main Street Capital Corporation (BDC/RIC) Assets: ~$2,034 million Line of Credit: $340 million ($705.0 million facility)(1) Notes: ~$360 million(2) Main Street Mezzanine Fund, LP (2002 vintage SBIC) Main Street Capital II, LP (2006 vintage SBIC) Main Street Capital III, (2016 vintage SBIC) Assets: ~$104 million SBIC Debt: $22 million outstanding(3) Assets: ~$214 million SBIC Debt: ~$150 million outstanding(3) Assets: ~$243 million SBIC Debt: $150 million outstanding(3)

MAIN Co-Founders and Executive Management Team • • • Co-founded MAIN and MAIN predecessor funds (1997) Co-founded Quanta Services (NYSE: PWR) Partner in charge of a Big 5 Accounting Firm’s Corporate Finance/Mergers and Acquisitions practice for the Southwest United States • Co-founded MAIN; Joined Main Street group in 2002; affiliated with Main Street group since 1999 Director of acquisitions / integration with Quanta Services (NYSE: PWR) Manager with a Big 5 Accounting Firm’s audit and transaction services groups • • • • • Co-founded MAIN; Joined Main Street group in 2002 Vice President in Lazard Freres Investment Banking Division Vice President of McMullen Group (John J. McMullen’s Family Office) • • • Co-founded MAIN; Joined Main Street group in 2000 Investment associate at Sterling City Capital Manager with a Big 5 Accounting Firm’s transaction services group • • • Joined MAIN in 2014 Previously CFO with a publicly-traded oilfield services company Prior experience with a Big 5 Accounting Firm and a publicly-traded financial consulting firm • • Joined MAIN in 2008 Previously attorney for Occidental Petroleum Corporation (NYSE: OXY) and associate in the corporate and securities section at Baker Botts LLP (1) Member of MAIN Executive Committee (2) Member of MAIN Investment Committee (3) Member of MAIN Credit Committee (4) (5) (6) Chief Investment Officer Chief Credit Officer Chief Compliance Officer Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 17 Jason Beauvais; JD SVP, GC, CCO(6) and Secretary Brent Smith; CPA CFO and Treasurer Curtis Hartman; CPA(1)(2)(3) Vice Chairman, CCO(5) and Senior Managing Director David Magdol(1)(2) President, CIO(4) Dwayne Hyzak; CPA(1)(2)(3) CEO Vince Foster; CPA & JD(1)(2)(3) Executive Chairman

Post-IPO TTM Dividends Per Share – Sustainable Growth Cumulative dividends paid or declared from October 2007 IPO (at $15.00 per share) through Q3 2019 equal $26.285 per share(1) Recurring monthly dividend has never been decreased and has shown meaningful (86%) growth since IPO Based upon the current annualized monthly dividends for the third quarter of 2019 and the annualized semi-annual supplemental dividend declared for June 2019, the annual effective yield on MAIN’s stock is 7.5%(3), or 6.2%(3) if the supplemental dividends are excluded $3.00 $2.75 $2.50 $2.25 $2.00 $1.75 $1.50 $1.25 $1.00 Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 22001199 Regular Dividends (1) Supplemental Dividends (2) (1) (2) (3) Based upon dividends which have been paid or declared as of May 9, 2019 Includes supplemental dividends which have been paid or declared as of May 9, 2019 As of May 8, 2019; based upon the closing market price of $39.61 per share, the annualized most recently declared monthly dividends and the annualized most recent semi-annual supplemental dividend paid or declared. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 18 TTM Dividends Per Share

Transition of Supplemental Dividends into Monthly Dividends Background and History MAIN has concluded that it is in position to begin the conversion of its supplemental dividends into monthly dividends over multiple years beginning in 2019 • • MAIN declared its first supplemental dividend in Q4 2012 MAIN was primarily investing in LMM debt and equity prior to 2012, without the added investment income from its MM and PL debt portfolios MAIN generated substantial realized gains from its LMM equity • investments and was required to distribute these gains in the form of monthly dividends or supplemental dividends to maintain its RIC tax status In 2012 MAIN chose supplemental dividends to better match the periodic nature of the realized gains MAIN’s business model and investment portfolio has matured since 2012, and MAIN has concluded it was time to begin the conversion to monthly dividends only beginning in 2019 • • MAIN intends for the transition to allow MAIN to continue to grow its total annual dividends, while providing additional clarity to MAIN’s dividend policy – Increased size and diversity of MAIN’s investment portfolio, including the growth of the MM and PL debt portfolios Combination of growth and improved consistency and diversity of the sources of MAIN’s investment income Growth of investment income that exceeds the growth of MAIN’s monthly dividends Increasing dividend income from LMM portfolio equity investments and long-term desired holding period of these equity investments – – – Transition Plans • MAIN currently intends to gradually convert its supplemental dividends into its monthly dividends over multiple years until the supplemental dividends are completely absorbed into the monthly dividends MAIN intends to maintain its historical growth rate in total dividends paid Goal is to have a dividend policy that is easier to understand and that allows third parties to accurately reflect MAIN’s total dividend yield Transition should enhance the opportunity for MAIN to retain a portion of its realized gains through its various taxable entities for future reinvestment and additional investment income growth • • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 19

Total Investment Portfolio Includes complementary LMM debt and equity investments, Middle Market debt investments and Private Loan debt investments Diversity provides structural protection to investment portfolio, revenue sources, income, cash flows and shareholder dividends Total investment portfolio at fair value consists of approximately 49% LMM / 23% Middle Market / 21% Private Loan / 7% Other(1) Portfolio investments 183 LMM, Middle Market and Private Loan portfolio companies • • Average investment size of $11.9 million(2) Largest individual portfolio company represents 2.7%(3) of total investment income and 2.6% of total portfolio fair value (most investments are less than 1%) Six non-accrual investments, which represent 0.9% of the total investment portfolio at fair value and 3.6% at cost. Weighted-average effective yield of 10.8% • • Significant diversification • • • Issuer Industry Transaction type • • • Geography End markets Vintage (1) (2) (3) Other includes MSC Advisor I, LLC, MAIN’s External Investment Manager As of March 31, 2019; based on cost Based upon total investment income for the trailing twelve month period ended March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 20

(1) Total Portfolio by Industry (as a Percentage of Cost) Construction & Engineering, 7% Machinery, 6% Commercial Services & Supplies, 5% Specialty Retail, 4% Hotels, Restaurants & Leisure, 4% IT Services, 4% Food Products, 4% Oil, Gas & Consumable Fuels, 3% Communications Equipment, 3% Software, 2% Road & Rail, 2% Construction Materials, 2% Building Products, 2% Other, 7% Media, 7% Energy Equipment & Services, 6% Diversified Telecommunication Services, 5% Internet Software & Services, 4% Aerospace & Defense, 4% Leisure Equipment & Products, 4% Electronic Equipment, Instruments & Components, 3% Health Care Providers & Services, 3% Computers & Peripherals, 2% Professional Services, 2% Containers & Packaging, 2% Distributors, 2% Internet & Catalog Retail, 1% (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 21

(1) Diversified Total Portfolio (as a Percentage of Cost) n/ (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio (2) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 2% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 22 Invested Capital by Geography (2) 27%20%14% 28%11% Invested Capital by Transaction Type LBO/MBO 41% 41% 12% 6% Recapitalizatio AcquisitionRefinancing Growth Capital

LMM Investment Portfolio 70 portfolio companies / $1,214.2 million in fair value •49% of total investment portfolio at fair value LMM Investment Portfolio consists of a diversified mix of secured debt and lower cost basis equity investments Debt yielding 12.2% (69% of LMM portfolio at cost) • • • 99% of debt investments have first lien position 59% of debt investments earn fixed-rate interest Approximately 860 basis point net interest margin vs “matched” fixed interest rate on SBIC debentures Equity in 97% of LMM portfolio companies representing 40% average ownership position (31% of LMM portfolio at cost) • Opportunity for fair value appreciation, capital gains and cash dividend income 58% of LMM companies(1) with direct equity investment are currently paying dividends Fair value appreciation of equity investments supports Net Asset Value per share growth Lower entry multiple valuations, lower cost basis $207.7 million, or $3.33 per share, of cumulative pre-tax net unrealized appreciation at March 31, 2019 • • • • (1) Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are treated as flow-through entities for tax purposes; based upon dividend income for the trailing twelve month period ended March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 23

LMM Investment Portfolio LMM Investment Portfolio is a pool of high quality, seasoned assets with attractive risk-adjusted return characteristics Median LMM portfolio credit statistics: • • • Senior leverage of 3.2x EBITDA to MAIN debt position 2.6x EBITDA to senior interest coverage Total leverage of 3.4x EBITDA including debt junior in priority to MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation • Average investment size of $17.3 million at fair value or $14.4 million on a cost basis (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality, seasoned LMM portfolio • • Total LMM portfolio investments at fair value equals 121% of cost Equity component of LMM portfolio at fair value equals 176% of cost Majority of LMM portfolio has de-leveraged and experienced equity appreciation • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 24

LMM Portfolio by Industry (as a Percentage of Cost) Machinery, 10% Construction & Engineering, 9% Leisure Equipment & Products, 5% Food Products, 5% Specialty Retail, 4% Media, 4% Internet Software & Services, 4% Computers & Peripherals, 3% Road & Rail, 3% Diversified Telecommunication Services, 2% Health Care Providers & Services, 1% Paper & Forest Products, 1% Other, 1% Energy Equipment & Services, 10% Electronic Equipment, Instruments & Components, 7% Professional Services, 5% Containers & Packaging, 4% Software, 4% IT Services, 4% Hotels, Restaurants & Leisure, 4% Commercial Services & Supplies, 3% Building Products, 3% Construction Materials, 2% Diversified Financial Services, 1% Air Freight & Logistics, 1% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 25

Diversified LMM Portfolio (as a Percentage of Cost) 8% (1) Based upon portfolio company headquarters Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 26 Invested Capital by Transaction Type LBO/MBORecapitalization/ Refinancing 45% 44% 3% Acquisition Growth Capital Invested Capital by Geography (1) 28%24%7% 33%8%

LMM Portfolio Attributes Reflect Investment Strategy High yielding secured debt investments coupled with significant equity participation = Attractive risk-adjusted returns Weighted-Average Effective Yield = 12.2% Average Fully Diluted Equity Ownership = 40% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 27 Fully Diluted Equity Ownership % 50.0% and1.0% - greater24.9% 30% 35% 35% 25.0% - 49.9% Security Position on Debt Capital as a Percentage of Cost 1st Lien 2nd Lien/ Other 1% 99%

Term and Total Interest Coupon of Existing LMM Debt Investments t Interest t Interest Interest Debt Investments generally have a 5-Year Original Term and ~2.9 Year Weighted-Average Remaining Duration;Weighted-Average Effective Yield of 12.2% on Debt Portfolio (1) Interest coupon excludes amortization of deferred upfront fees, original issue discount, exit fees and any debt investments on non-accrual status (2) Floating interest rates generally include contractual minimum “floor” rates. Interest rate of 11.9% is based on weighted-average principal balance of floating rate debt investments as of March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 28 Original Term < 5 years> 5 years 4% 3% 93% 5 years Total Interest Coupon (1) 16% Current N/A – FloatingInterest Interest Rate (Wtd. Avg. of 11.9%)(2) 15% Curren Interest 44%6%14% Current 13% Curren Interest 24% 5% 9%5% <10% Current12% Current InterestInterest 10% Current11% Current

Middle Market Investment Portfolio Middle Market Investment Portfolio provides a diversified mix of investments, diverse sources of income to complement the LMM Investment Portfolio and a potential source of liquidity for MAIN’s future investment activities 55 investments / $566.7 million in fair value •23% of total investment portfolio at fair value Average investment size of $10.9 million(1) (less than 1% of total portfolio) Investments in secured and/or rated debt investments • 96% of current Middle Market portfolio is secured debt • 87% of current Middle Market debt portfolio is first lien term debt More investment liquidity compared to LMM 95% of Middle Market debt investments bear interest at floating rates(2), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 9.5%, representing a greater than 450 basis point net interest margin vs “matched” floating rate on the MAIN credit facility • Floating rate debt investments (95% floating rate) provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) As of March 31, 2019; based on cost (2) 89% of floating interest rates on Middle Market debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 29

Private Loan Investment Portfolio 58 investments / $540.0 million in fair value •21% of total investment portfolio at fair value Private Loan Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio Average investment size of $9.9 million(1) (less than 1% of total portfolio) Investments in secured debt investments • 92% of current Private Loan portfolio is secured debt • 92% of current Private Loan debt portfolio is first lien term debt 87% of Private Loan debt investments bear interest at floating rates(2), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 10.5%, representing a greater than 550 basis point net interest margin vs “matched” floating rate on the MAIN credit facility • Floating rate debt investments (87% floating rate) provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) As of March 31, 2019; based on cost (2) 88% of floating interest rates on Private Loan debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 30

Middle Market & Private Loan Portfolios by Industry (as a Percentage of Cost) Media, 9% Diversified Telecommunication Services, 7% Oil, Gas & Consumable Fuels, 6% Specialty Retail, 5% Internet Software & Services, 5% Health Care Providers & Services, 4% Energy Equipment & Services, 4% Machinery, 3% Leisure Equipment & Products, 2% Computers & Peripherals, 2% Textiles, Apparel & Luxury Goods, 2% Software, 1% Health Care Equipment & Supplies, 1% Aerospace & Defense, 7% Commercial Services & Supplies, 6% Construction & Engineering, 5% Communications Equipment, 5% Hotels, Restaurants & Leisure, 4% IT Services, 4% Distributors, 3% Food Products, 3% Internet & Catalog Retail, 2% Construction Materials, 2% Food & Staples Retailing, 1% Road & Rail, 1% Other, 6% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 31

Diversified Middle Market & Private Loan Investments (as a Percentage of Cost) (1) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 4% of the Middle Market and Private Loan portfolios Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 32 Invested Capital by Geography (1) 26%17%21% 22%14% Invested Capital by Transaction Type Recapitalization/ Refinancing 37%39% 3% 21% Growth LBO/MBOAcquisition

Main Street Capital Corporation Investor Presentation Financial Overview 1st Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 33

MAIN Financial Performance Year over Year Growth Year over Year Growth 17% 8% 15% 13% 10%(1) 17% 14% 6%(1) 14% 10% $240.0 $220.0 $200.0 $180.0 $160.0 $140.0 $120.0 $100.0 $80.0 $60.0 $40.0 $20.0 $0.0 $180.0 $160.0 $140.0 $120.0 $100.0 $80.0 $60.0 $40.0 $20.0 $0.0 2014 2015 2016 2017 2018 YTD (2) 2019 2014 2015 2016 2017 2018 YTD (2) 2019 (1) Reflects year-to-date March 31, 2019 performance compared with year-to-date March 31, 2018 performance (2) Through March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 34 $165.8 $145.4 $124.1 $113.3 $99.8 $41.8 $233.4 $205.7 $178.3 $164.6 $140.8 $61.4 Distributable Net Investment Income ($ in millions) Total Investment Income ($ in millions)

Long-Term Portfolio and DNII Per Share Growth Since 2007, MAIN has accretively grown Portfolio Investments by 2262%, (or by 239% on a per share basis) and DNII per share by 263% ($ in millions, except per share data) $2.76 $2.76 $2,600 $2,400 $2,200 $2,000 $1,800 $1,600 $1,400 $1,200 $1,000 $800 $600 $400 $200 $0 $2.80 $2.60 $2.40 $2.20 $2.00 $1.80 $1.60 $1.40 $1.20 $1.00 $0.80 $0.60 $0.40 $0.20 $0.00 $2.56 $1.25 $1.19 $1.02 20072008 2009 2010 20112012 2013 2014 2015 20162017 2018 March 31, 2019 (1) Portfolio Investments DNII per Share (1) DNII per share for the trailing twelve month period ended March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 35 Portfolio Investments DNII per share $2,497 $2,454 $2.39 $2.29 $2.31 $2.17 $2.09 $2,171 $1,997 $1,800 $1.77 $1,563 $1,286 $924 $658 $0.76 $408 $159 $106 $127

Efficient and Leverageable Operating Structure MAIN’s internally managed operating structure provides significant operating leverage and greater returns for our shareholders “Internally managed” structure means no external management fees or expenses are paid Alignment of interest between management and investors • Greater incentives to maximize increases to shareholder value and rationalize debt and equity capital raises 100% of MAIN’s management efforts and activities are for the benefit of the BDC • MAIN targets total operating expenses(1) as a percentage of average assets (Operating Expense to Assets Ratio) at or less than 2% • • Long-term actual results have significantly outperformed target Industry leading Operating Expense to Assets Ratio of 1.4%(2) Significant portion of total operating expenses (1) are non-cash Non-cash expense for restricted stock amortization was 26.6%(2) of total operating expenses (1) Operating Expense to Assets Ratio of 1.0%(2) excluding non-cash restricted stock amortization expense • • (1) Total operating expenses, including non-cash share based compensation expense and excluding interest expense (2) Based upon the trailing twelve month period ended March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 36

MAIN Maintains a Significant Operating Cost Advantage Operating Expenses as a Percentage of Total Assets(1) 4.0% 3.5% 3.0% 2.5% 2.0% 1.5% 1.0% 0.5% 0.0% (1) (2) (3) (4) Total operating expenses excluding interest expense For the trailing twelve month period ended March 31, 2019 For the trailing twelve month period ended March 31, 2019, excluding non-cash share-based compensation expense Other BDCs includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million based on individual SEC Filings as of December 31, 2018; specifically includes: AINV, ARCC, BKCC, CSWC, FDUS, FSK, GAIN, GARS, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SCM, SLRC, TCPC, TCRD, TSLX and WHF Calculation represents the average for the companies included in the group and is based upon the trailing twelve month period ended December 31, 2018 as derived from each company’s SEC filings Calculation represents the average for the companies included in the group and excludes non-cash share-based compensation. Based upon the trailing twelve month period ended December 31, 2018 as derived from each company’s SEC filings Source: SNL Financial. Calculation represents the average for the trailing twelve month period ended December 31, 2018 and includes commercial banks with a market capitalization between $500 million and $3 billion (5) (6) (7) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 37 Other BDCs (4)(5) Other BDCs Excl. Share-Based Comp. (4)(6) Commercial Banks (7) MAIN (2) MAIN Excl. Share-Based Comp. (3)

MAIN Income Statement Summary Total Investment Income $ 55,942 $ 59,869 $ 58,263 $ 59,280 $ 61,365 10% Expenses: Interest Expense G&A Expense (10,265) (6,399) (10,833) (7,092) (10,884) (7,157) (11,511) (11,916) -16% -19% (3,417) (7,629) Distributable Net Investment Income (DNII) DNII Margin % 39,278 70.2% 41,944 70.1% 40,222 69.0% 44,352 74.8% 41,820 68.1% 6% Share-based compensation (2,303) (2,432) (2,147) (2,269) (2,329) 1% Net Investment Income 36,975 39,512 38,075 42,083 39,491 7% Net Realized Gain (Loss)(1) 7,460 (15,466) 9,238 (1,413) (5,927) NM Net Unrealized Appreciation (Depreciation)(1) (10,897) 32,701 25,208 (29,111) 10,906 NM Income Tax Benefit (Provision) 979 (1,296) (3,781) (2,054) (3,069) NM Net Increase in Net Assets $ 34,517 $ 55,451 $ 68,740 $ 9,505 $ 41,401 20% (1) Excludes the effect of the $1.4 million realized loss recognized in the first quarter of 2018 and the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation. The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income (2) Percent change from prior year is based upon impact (increase/(decrease)) on Net Increase in Net Assets NM – Not Measurable / Not Meaningful Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 38 Q1 19 vs. Q1 18 ($ in 000's) Q1 18(1) Q2 18 Q3 18 Q4 18 Q1 19(1) % Change(2)

MAIN Per Share Change in Net Asset Value (NAV) Beginning NAV Distributable Net Investment Income Share-Based Compensation Expense Net Realized Gain (Loss)(1) Net Unrealized Appreciation (Depreciation)(1) $ 23.53 0.67 (0.04) $ 23.67 0.70 (0.04) $ 23.96 0.66 (0.04) $ 24.69 0.72 (0.04) $ 24.09 0.68 (0.04) 0.13 (0.25) 0.16 (0.02) (0.10) (0.19) 0.55 0.41 (0.47) 0.19 Income Tax Benefit (Provision) 0.02 (0.03) (0.06) (0.03) (0.06) Net Increase in Net Assets 0.59 0.93 1.13 0.16 0.67 Regular Monthly Dividends to Shareholders (0.57) (0.57) (0.57) (0.585) (0.585) Supplemental Dividends to Shareholders - (0.275) - (0.275) - Accretive Impact of Stock Offerings (2) 0.08 0.29 0.13 0.06 0.22 Other (3) 0.04 (0.09) 0.04 0.04 0.02 Ending NAV $ 23.67 $ 23.96 $ 24.69 $ 24.09 $ 24.41 Weighted Average Shares 58,852,252 59,828,751 60,807,096 61,186,693 61,864,688 Certain fluctuations in per share amounts are due to rounding differences between quarters. (1) Excludes the effect of the $1.4 million realized loss recognized in the first quarter of 2018 and the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation. The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income Includes accretive impact of shares issued through the Dividend Reinvestment Plan (DRIP) and ATM program Includes differences in weighted-average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV and other minor changes Cumulative NAV per share growth from $12.85 at December 31, 2007 to $24.41 at March 31,2019 has been primarily generated through retained earnings (~25%) and accretive offerings (~75%) (2) (3) (4) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 39 ($ per share) Q1 18(1) Q2 18 Q3 18 Q4 18 Q1 19(1)

MAIN Balance Sheet Summary LMM Portfolio Investments Middle Market Portfolio Investments $ 1,049,772 617,941 $ 1,084,897 591,600 $ 1,149,008 607,666 $ 1,195,035 576,929 $ 1,214,179 566,700 Private Loan Investments 496,533 516,836 490,841 109,210 70,148 50,303 47,287 507,892 108,305 65,748 54,181 45,336 539,990 109,902 65,820 47,368 50,940 Other Portfolio Investments External Investment Manager Cash and Cash Equivalents Other Assets Total Assets 101,066 48,722 29,090 58,051 108,131 62,667 40,484 56,730 $ 2,401,175 $ 2,461,345 $ 2,524,463 $ 2,553,426 $ 2,594,899 Credit Facility SBIC Debentures(1) Notes Payable Other Liabilities Net Asset Value (NAV) $ 188,000 $ 289,000 $ 250,000 $ 301,000 $ 340,000 306,182 306,418 337,931 338,186 314,702 445,096 65,297 1,396,600 356,296 62,277 1,447,354 356,628 74,462 1,505,442 356,960 81,231 1,476,049 357,292 60,408 1,522,497 Total Liabilities and Net Assets $ 2,401,175 $ 2,461,345 $ 2,524,463 $ 2,553,426 $ 2,594,899 Total Portfolio Fair Value as % of Cost Common Stock Price Data: 107% 109% 110% 108% 109% High Close Low Close Quarter End Close $ 39.90 35.41 36.90 $ 38.86 36.76 38.06 $ 40.68 38.05 38.50 $ 39.06 32.58 33.81 $ 39.21 33.99 37.20 (1) Includes adjustment to the face value of Main Street Capital II, LP (“MSC II”) Small Business Investment Company (“SBIC”) debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings; Total par value of MAIN’s SBIC debentures at March 2019 was $321.8 million Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 40 ($ in 000's, except per share amounts) Q1 18 Q2 18 Q3 18 Q4 18 Q1 19

MAIN Liquidity and Capitalization Cash and Cash Equivalents $ 29,090 $ 40,484 $ 50,303 $ 54,181 $ 47,368 Availability Under Credit Facility (1) 397,000 366,000 430,000 404,000 365,000 Remaining SBIC Debentures Capacity 32,200 32,200 200 200 25,200 Total Liquidity $ 458,290 $ 438,684 $ 480,503 $ 458,381 $ 437,568 Debt at Par Value: Credit Facility(1) SBIC Debentures $ 188,000 $ 289,000 $ 250,000 $ 301,000 $ 340,000 313,800 313,800 345,800 345,800 321,800 Notes Payable 450,655 360,000 360,000 360,000 360,000 Net Asset Value (NAV) 1,396,600 1,447,354 1,505,442 1,476,049 1,522,497 Total Capitalization $ 2,349,055 $ 2,410,154 $ 2,461,242 $ 2,482,849 $ 2,544,297 Debt to NAV Ratio(2) Non-SBIC Debt to NAV Ratio(3) Net Debt to NAV Ratio(4) Interest Coverage Ratio(5) 0.68 to 1.0 0.67 to 1.0 0.63 to 1.0 0.68 to 1.0 0.67 to 1.0 0.46 to 1.0 0.45 to 1.0 0.41 to 1.0 0.45 to 1.0 0.46 to 1.0 0.66 to 1.0 0.64 to 1.0 0.60 to 1.0 0.65 to 1.0 0.64 to 1.0 4.97 to 1.0 4.92 to 1.0 4.88 to 1.0 4.81 to 1.0 4.73 to 1.0 (1) As of March 31, 2019, MAIN’s credit facility had $705.0 million in total commitments with an accordion feature to increase up to $800.0 million. Borrowings under this facility are available to provide additional liquidity for investment and operational activities. SBIC Debentures are not included as “senior debt” for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN. Debt to NAV Ratio is calculated based upon the par value of debt Non-SBIC Debt to NAV Ratio is calculated based upon the par value of debt Net debt in this ratio includes par value of debt less cash and cash equivalents DNII + interest expense / interest expense on a trailing twelve month basis (2) (3) (4) (5) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 41 ($ in 000's)Q1 18Q2 18Q3 18Q4 18Q1 19

Stable, Long-Term Leverage – Significant Unused Capacity MAIN maintains a conservative capital structure, with limited overall leverage and low cost, long-term debt Capital structure is designed to match expected duration and fixed/floating rate nature of investment portfolio assets $705.0 million Credit Facility (1) L+1.875% floating (4.4% as of March 31, 2019) September 2023 (fully revolving until maturity) $340.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2019 Notes Payable(2) 4.5% fixed $175.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2022 Notes Payable 4.5% fixed $185.0 million Various dates between 2020 - 2028 (weighted average duration = 5.7 years) 3.6% fixed (weighted average) SBIC Debentures $321.8 million (1) As of March 31, 2019, MAIN’s credit facility had $705.0 million in total commitments from 18 relationship banks, with an accordion feature which could increase total commitments up to $800.0 million (2) MAIN issued $250.0 million of five-year, unsecured investment grade notes in April 2019 to ultimately re-pay the notes $175.0 million notes maturing in December 2019. Due to the make-whole provision in the notes maturing in December 2019, the net proceeds from the notes issuance in April 2019 were used to re-pay a portion of the outstanding balance under the revolving credit facility and MAIN will re-borrow under the facility to repay the $175.0 million notes upon maturity in December 2019. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 42 Facility Interest Rate Maturity Principal Draw n

Long-term Maturity of Debt Obligations MAIN’s conservative capital structure provides long-term access to attractively-priced and structured debt facilities 400 350 300 250 • Allows for investments in assets with long-term holding periods / illiquid positions and greater yields and overall returns 200 150 100 • Provides downside protection and liquidity through economic cycles 50 0 • Allows MAIN to be opportunistic during periods of economic uncertainty 2019 2020 2021 2022 2023 2024 2025 2026 2027 2028 (2) 4.50% Notes due 2019 (1) (3) Credit Facility SBIC debentures 4.50% Notes due 2022 (1) (2) Based upon outstanding balance as of March 31, 2019; total commitments at March 31, 2019 were $705.0 million Issued in November 2014; redeemable at MAIN’s option at any time, subject to certain make whole provisions. MAIN issued $250.0 million of five-year, unsecured investment grade notes in April 2019 to ultimately re-pay the notes $175.0 million notes maturing in December 2019. Due to the make-whole provision in the notes maturing in December 2019, the net proceeds from the notes issuance in April 2019 were used to re-pay a portion of the outstanding balance under the revolving credit facility and MAIN will re-borrow under the facility to repay the $175.0 million notes upon maturity in December 2019. Issued in November 2017; redeemable at MAIN’s option at any time, subject to certain make whole provisions (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 43 (in millions) $16.0 $340.0 $185.0 $5.0 $175.0 $75.0 $75.0 $63.8 $47.0 $40.0

Positive Impact from Rising Interest Rates MAIN’s capital structure and investment portfolio provides downside protection and the opportunity for significant benefits from a rising interest rate environment The following table illustrates the approximate annual changes in the components of MAIN’s net investment income due to hypothetical increases (decreases) in interest rates(1) (dollars in thousands): • 67% of MAIN’s outstanding debt obligations have fixed interest rates(3), limiting the increase in interest expense (50) $ (6,588) $ 1,700 $ (4,888) $ (0.08) 25 3,304 (850) 2,454 0.04 • 72% of MAIN’s debt investments bear interest at floating rates(3), the majority of which contain contractual minimum index rates, or “interest rate floors” (weighted-average floor of approximately 105 basis points)(4) Provides MAIN the opportunity to achieve significant increases in net investment income if interest rates rise 100 13,214 (3,400) 9,814 0.16 300 39,643 (10,200) 29,443 0.47 (1) Assumes no changes in the portfolio investments, outstanding revolving credit facility borrowings or other debt obligations existing as of March 31, 2019 The hypothetical (increase) decrease in interest expense would be impacted by the changes in the amount of debt outstanding under our revolving credit facility, with interest expense (increasing) decreasing as the debt outstanding under our revolving credit facility increases (decreases) As of March 31, 2019 Weighted-average interest rate floor calculated based on debt principal balances as of March 31, 2019 Per share amount is calculated using shares outstanding as of March 31, 2019 • (2) (3) (4) (5) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 44 40052,858(13,600)39,2580.63 20026,429(6,800)19,6290.31 506,607(1,700)4,9070.08 (25)(3,304)850(2,454)(0.04) Increase Basis PointIncrease (Increase) Increase(Decrease) in Net Increase(Decrease)Decrease(Decrease) inInvestment (Decrease) in in Interestin InterestNet InvestmentIncome per Interest RateIncomeExpense(2)IncomeShare(5)

Significant Management Ownership / Investment Significant equity ownership by MAIN’s management team, coupled with internally managed structure, provides alignment of interest between MAIN’s management and our shareholders Management (1) 3,371,493 $125,419,540 (1) (2) Includes members of MAIN’s executive and senior management team and the members of MAIN’s Board of Directors Includes 1,178,523 shares, or approximately $29.7 million, purchased by Management as part of, or subsequent to, the MAIN IPO, including 10,948 shares, or approximately $0.4 million, purchased in the quarter ended March 31, 2019 Based upon closing market price of $37.20/share on March 31, 2019 (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 45 # of Shares (2) March 31, 2019 (3)

MAIN Total Return Performance Since IPO Recessionary Period Notes: (1) (2) Assumes dividends reinvested on date paid The Main Street Peer Group includes all BDCs that have been publicly-traded for at least one year and that have total assets greater than $500 million based on individual SEC Filings as of December 31, 2018; specifically includes: AINV, ARCC, BKCC, CGBD, CSWC, FDUS, FSK, GAIN, GARS, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SCM, SLRC, TCPC, TCRD, TSLX, and WHF. Main Street Peer Group is equal weighted Indexed as of October 5, 2007 and last trading date is March 29, 2019 (3) (4) Consistent market outperformance through various economic cycles Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 46

Executive Summary Unique focus on under-served Lower Middle Market • • • Inefficient asset class with less competition Unique market opportunity with attractive risk-adjusted returns Generally first lien, senior secured debt investments plus meaningful equity participation Invest in complementary interest-bearing Middle Market and Private Loan debt investments • • • Lower risk / more liquid asset class Opportunity for consistent investment activity Generally first lien, senior secured debt investments Efficient internally managed operating structure drives greater shareholder returns • • • Alignment of management and our shareholders Maintains the lowest operating cost structure in the BDC industry Favorable operating cost comparison to other yield oriented investment options Attractive, recurring monthly dividend yield and historical net asset value per share growth • Periodic increases in monthly dividends coupled with meaningful semi-annual supplemental dividends • Increase in net asset value per share creates opportunity for stock price appreciation Strong liquidity and stable capitalization for sustainable growth Highly invested management team with successful track record Niche investment strategy with lower correlation to broader debt / equity markets Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 47

MAIN Corporate Data Please visit our website at www.mainstcapital.com for additional information Board of Directors Executive Officers Research Coverage Corporate Headquarters Investor Relation Contacts Michael Appling, Jr. Chief Executive Officer (CEO) TnT Crane & Rigging Valerie L. Banner SVP, General Counsel & Corporate Secretary Exterran Corporation Dwayne L. Hyzak Chief Executive Officer Tim Hayes B. Riley FBR, Inc. (703) 312-1819 1300 Post Oak Blvd, 8th Floor Houston, TX 77056 Tel: (713) 350-6000 Fax: (713) 350-6042 Dwayne L. Hyzak CEO Brent D. Smith Chief Financial Officer David L. Magdol President & Chief Investment Officer Mitchel Penn Janney Montgomery Scott (410) 583-5976 Tel: (713) 350-6000 Independent Registered Public Accounting Firm Vincent D. Foster, Executive Chairman Curtis L. Hartman Vice Chairman, Chief Credit Officer & Senior Managing Director (SMD) Christopher R. Testa National Securities (212) 417-7447 Ken Dennard Zach Vaughan Dennard Lascar Investor Relations Tel: (713) 529-6600 Joseph E. Canon EVP & Executive Director Kickapoo Springs Foundation The Legett Foundation Grant Thornton, LLP Houston, TX Robert J. Dodd Raymond James (901) 579-4560 Corporate Counsel Management Executive Committee Vincent D. Foster Executive Chairman Main Street Capital Corporation Brent D. Smith Chief Financial Officer & Treasurer Dechert, LLP Washington, D.C. Dwayne L. Hyzak, CEO David L. Magdol, President & CIO Vincent D. Foster, Executive Chairman Curtis L. Hartman, VC, CCO & SMD Mark Hughes SunTrust Robinson Humphrey (615) 748-4422 Arthur L. French Retired CEO/Executive Jason B. Beauvais SVP, General Counsel, Secretary & Chief Compliance Officer Securities Listing J. Kevin Griffin SVP, Financial Planning & Analysis Novant Health, Inc. Common Stock – NYSE: MAIN Investment Committee Transfer Agent Nicholas T. Meserve Managing Director (MD) Shannon D. Martin Vice President & Chief Accounting Officer Dwayne L. Hyzak, CEO David L. Magdol, President & CIO Vincent D. Foster, Executive Chairman Curtis L. Hartman, VC, CCO & SMD Dwayne L. Hyzak CEO Main Street Capital Corporation American Stock Transfer & Trust Co. Tel: (212) 936-5100 www.astfinancial.com John E. Jackson President & CEO Spartan Energy Partners, LP Credit Committee Brian E. Lane CEO & President Comfort Systems USA Stephen B. Solcher SVP, Finance and Operations & Chief Financial Officer BMC Software Dwayne L. Hyzak, CEO Vincent D. Foster, Executive Chairman Curtis L. Hartman, VC, CCO & SMD Nicholas T. Meserve, MD Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 48

Debt Capital Markets Presentation First Quarter – 2019 MaMinainStSrtreeetCCaapiptailtaClorCporraptionration NYSNEY:SEM: MAAININ mmaaininstccaappitiatl.aclo.mcom Page 1

Disclaimers Main Street Capital Corporation (MAIN) cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions as of May 10, 2019 and include statements regarding our goals, beliefs, strategies and future operating results and cash flows, including but not limited to the equivalent annual yield represented by our dividends declared, the tax attributes of our dividends and the amount of leverage available to us. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward-Looking Statements” and “Risk Factors” included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information The summary descriptions and other information included herein are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Before making an investment decision with respect to MAIN, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors. These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and MAIN’s related documentation. No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of MAIN. Distributable net investment income is net investment income, as determined in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure of information for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP. Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing MAIN’s financial performance. containedhereinto circumstances, except regulations. reflectsubsequentlyoccurringeventsor as required by applicable securities laws and This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN’s securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 2

Main Street Capital Corporation Corporate Overview 1st Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 3

MAIN is a Principal Investor in Private Debt and Equity Internally-managed Business Development Company (BDC) Unique investment strategy, internally managed operating structure and focus on Lower Middle Market differentiates MAIN from other investment firms Conservative capital structure with S&P rating of BBB/Stable outlook • • IPO in 2007 Over $4.1 billion in capital under management(1) – Over $2.9 billion internally at MAIN(1) – Over $1.2 billion as a sub-advisor to a third party(1) Primarily invests in the under-served Lower Middle Market (LMM) •Targets companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million Debt investments in Middle Market companies •Larger companies than LMM investment strategy, with EBITDA between $20 million - $100 million Debt investments originated in collaboration with other funds •Similar in size, structure and terms to LMM and Middle Market investments Attractive asset management advisory business Significant management ownership / investment in MAIN Headquartered in Houston, Texas (1) Capital under management includes undrawn portion of debt capital as of March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 4

Investment(1) Investment Portfolio – By Type of Total Investment Portfolio $2,496.6 million Total Debt Investments $1,716.5 million Debt Investments, 68.8%, $1,716.5m First Lien Debt, 93.1%, $1,598.1m Other Portfolio, 4.4%, $109.9m Equity, 26.8%, $670.2m Junior Debt, 6.9%, $118.4m (1) Fair value as of March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 5

Unique Investment Strategy MAIN’s investment strategy differentiates MAIN from its competitors and provides highly attractive risk-adjusted returns Business Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 6 Asset Management •No investment capital at risk; monetizing value of MAIN’s intangible assets •Significant contribution to net investment income •Source of stable, recurring fee income •Returns benefit MAIN stakeholders due to internally managed structure Middle Market •Larger companies than LMM strategy, with EBITDA between $20 - $100 million •First lien, senior secured debt investments •Floating rate debt investments •Large addressable market •Can provide source of liquidity for MAIN as needed Private Loans •Companies that are similar in size to LMM and Middle Market •First lien, senior secured debt investments in privately held companies originated through strategic relationships with other investment funds •Floating rate debt investments •Proprietary investments that can be difficult for investors to access •Investments with attractive risk-adjusted returns Lower Middle Market (LMM) •Proprietary investments that are difficult for investors to access •Companies with $10 - $150 million of revenues and $3 - $20 million of EBITDA •Customized financing solutions which include a combination of first lien, senior secured debt and equity •Large addressable market •High cash yield from debt investments •Dividend income, NAV growth and net realized gains from equity investments

Portfolio Highlights(1) The benefits of MAIN’s unique investment strategy has resulted in a high quality, diversified and mature investment portfolio • 93% of debt investments are first lien(2) floating rates(2) investments of 10.8%(2) (1) (2) As of March 31, 2019; investment amounts at fair value, unless otherwise noted As of March 31, 2019; based on cost; weighted-average effective yield based on principal and includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Includes $65.8 million of equity investment relating to MAIN’s wholly owned unconsolidated subsidiary, MSC Advisor I, LLC (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 7 Private Loans •$540.0 million of total investments •58 companies •$512.0 million of debt investments (95% of Private Loan portfolio) •92% of debt investments are first lien(2) •Average investment size of $9.9 million(2) •87% of debt investments bear interest at floating rates(2) •Weighted-average effective yield of 10.5%(2) Total Portfolio(3) • 2,496.6million of total investments • 195 companies • $1,716.5 million of debt investments (69%) • $780.1 million of equity investments (31%), including $109.9 million of Other Portfolio investments (4%) • 72% of debt investments bear interest at • Weighted-average effective yield on debt Lower Middle Market • $1,214.2 million of total investments • 70 companies • $655.9 million of debt investments (54%) • $558.3 million of equity investments (46%) • Typical initial investment target of 75% debt / 25% equity • 99% of debt investments are first lien(2) • Average investment size of $17.3 million at fair value or $14.4 million at cost • Weighted-average effective yield on debt of 12.2%(2) Middle Market •$566.7 million of total investments •55 companies •$548.5 million of debt investments (97% of Middle Market portfolio) •87% of debt investments are first lien(2) •Average investment size of $10.9 million(2) •95% of debt investments bear interest at floating rates(2) •Weighted-average effective yield of 9.5%(2)

Business Development Company (BDC) Background Leverage Created by Congress in 1980 through the Small Business Investment Incentive Act of 1980 to facilitate the flow of capital to small and mid-sized U.S. businesses Highly regulated by the Securities and Exchange Commission under the Investment Company Act of 1940 (1940 Act) Provide a way for individual investors to participate in equity and debt investments in private companies • Regulatory restrictions on debt leverage levels require BDCs to maintain conservative leverage Must maintain an asset to debt coverage ratio of at least 2.0x, unless the BDC has obtained Board or Shareholder approval to decrease the required asset to debt coverage ratio to 1.5x as provided for under the Small Business Credit Availability Act passed in December 2017 • Portfolio Diversification • BDCs maintain sufficient diversification in order to protect stakeholders from excessive risks BDCs must limit individual investment size and limit certain types of investments • Full Transparency • • Detailed schedule of all investments (and related key terms) in quarterly reporting Quarterly fair value mark to market accounting Income Tax Treatment • As a Regulated Investment Company (RIC), BDCs generally do not pay corporate income taxes To maintain RIC status and avoid paying corporate income taxes, BDCs must distribute at least 90% of taxable income (other than net capital gain) to investors To avoid federal excise taxes, BDC’s must distribute at least 98% of taxable income to investors Tax treatment is similar to Real Estate Investment Trusts (REIT) • • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 8

MAIN Capital Structure Cash $ 47,368 Debt at parent Credit Facility 4.50% Notes due 2022(1) 4.50% Notes due 2019(1) 340,000 185,000 175,000 13.4% 7.3% 6.9% Debt at subsidiaries SBIC Debentures(1) 321,800 12.6% Book value of equity 1,522,497 59.8% Debt / Capitalization 0.40x Debt / Book equity 0.67x Debt / Enterprise value(2) 0.31x Debt / Market capitalization(2) 0.44x Stock price / Net asset value per share(2) 1.52x (1) Debt amounts reflected at par value (2) Based on stock price of $37.20 as of March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 9 Total capitalization $ 2,544,297 100.0% Total debt 1,021,800 40.2% Total debt at subsidiaries 321,800 12.6% Total debt at parent 700,000 27.5% Current capitalization ($ in 000's) March 31, 2019 % of Capitalization

Conservative Leverage Total Assets $ 2,033,636 $ 561,263 $ 2,594,899 Debt Capital: Revolving Credit Facility (2) SBIC Debentures 340,000 - 340,000 - 314,702 314,702 Notes Payable 357,292 - 357,292 Total Debt 697,292 314,702 1,011,994 Net Asset Value (NAV) 1,279,197 243,300 1,522,497 Ke y Le ve ra ge Sta ts (1) (2) Assets at the BDC/RIC parent level represent the collateral available to MAIN’s debt capital market investors As of March 31, 2019, MAIN’s credit facility had $705.0 million in total commitments with an accordion feature to increase up to $800.0 million. Borrowings under this facility are available to provide additional liquidity for investment and operational activities DNII + interest expense / interest expense on a trailing twelve month basis Calculated as total assets divided by total debt at par, including SBIC debt Calculated per BDC regulations; SBIC Debentures are not included as “senior debt” for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN Debt to NAV Ratio is calculated based upon the par value of debt Net debt in this ratio includes par value of debt less cash and cash equivalents (3) (4) (5) (6) (7) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 10 Interest Coverage Ratio(3) 4.84x 4.46x 4.73x Asset Coverage Ratio(4) 2.91x 1.74x 2.54x Consolidated Asset Coverage Ratio - Regulatory (5) N/A N/A 3.17x Debt to Assets Ratio 0.34x 0.56x 0.39x Debt to NAV Ratio(6) 0.55x 1.32x 0.67x Net Debt to NAV Ratio(7) 0.53x 1.2x 0.64x As of March 31, 2019 ($ in 000's) Parent(1) SBICs Total

Conservative Leverage - Regulatory Passage of the Small Business Credit Availability Act in December 2017 provides the opportunity for BDCs to obtain board or shareholder approval to access additional leverage by lowering the required asset coverage to 1.50x (from 2.00x) MAIN has historically operated at conservative regulatory leverage levels, in all cases with significant cushion to the existing (2.00x) regulatory limits, and proven through historical performance that MAIN does not require access to additional leverage to generate market leading returns Consolidated Asset Coverage Ratio - Regulatory (1) 2.93x 2.92x 2.97x 3.67x 3.22x 3.17x Minimum Required Asset Coverage(2) 2.00x 2.00x 2.00x 2.00x 2.00x 2.00x Cushion % above Miniumum Required Asset Coverage 47% 46% 49% 84% 61% 59% (1) Calculated per BDC regulations; SBIC Debentures are not included as “senior debt” for purposes of the 200% Minimum Asset Coverage Ratio requirements pursuant to exemptive relief received by MAIN (2) Minimum required asset coverage of 2.00x prior to passage of the Small Business Credit Availability Act. Minimum requirement of 2.00x remains in place for all BDCs unless board or shareholder approval is obtained to lower minimum requirement to 1.50x Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 11 MAIN's Historical Asset Coverage Ratio: 2014 2015 2016 2017 2018 Q1 19

Conservative Leverage - Excess Collateral Improves Over Time MAIN’s conservative use of leverage and equity to fund its growth results in significant excess collateral that provides protection to lenders Total Assets Excluding SBIC Assets $ $ 1,137 218 $ $ 1,746 250 $ $ 2,034 239 (2) Add: Equity Value of SBIC Entities Total Collateral Available to Secured Lenders $ 1,355 $ 1,996 $ 2,273 Less: Secured Debt (revolver borrowings) Excess Collateral Available to Unsecured Lenders Increase since first IG debt issuance (3) Increase since last IG debt issuance (4) $ (287) $ (355) $ (340) $ 1,068 $ 1,641 $ 1,933 MAIN’s management of its capital structure results in reduced risk profile for debt investors over time 54% 81% 18% Less: Unsecured Debt Outstanding (par value) Remaining Excess Collateral Available to Unsecured Lenders (91) (266) (360) 977 1,375 1,573 Excess collateral available to unsecured lenders has increased by 81% since MAIN’s first investment grade (“IG”) debt issuance Increase since first IG debt issuance (3) Increase since last IG debt issuance (4) 41% 61% 14% (1) (2) (3) (4) Most recent information publicly reported prior to IG debt issuances Represents asset value in excess of SBIC debt. SBIC assets contain negative pledge in relation to SBIC debt; therefore equit y at SBIC entities is effectively collateral for lenders First IG notes issued in November 2014 Second IG notes issued in November 2017 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 12 ($ millions) 9/30/2014 (1) 9/30/2017 (1) 3/31/2019

Key Credit Highlights • Core executive management team has been together as a team for 15+ years • Extensive investment expertise and relationships • Significant management equity ownership • Meaningful operating cost advantage through efficient internally managed structure • Significant benefits through alignment of interests between management (stock ownership and incentive compensation) and investors • Industry leading operating expense efficiency • 1940 Act requires a minimum 2.0x regulatory asset coverage ratio(1) • MAIN’s asset coverage ratio is ~2.9x at the Parent level; ~3.2x on a regulatory basis • Conservative leverage position further enhanced through ongoing efficient capital raises through at-the-market, or ATM, equity issuance program • Unique investment strategy differentiates MAIN from its competitors and provides highly attractive risk-adjusted returns • Asset management advisory business significantly enhances MAIN’s returns to its investors • Significant diversification • Debt investments primarily carry a first priority lien on the assets of the business • Permanent capital structure of BDC allows for long-term, patient investment strategy and overall approach (1) Minimum required asset coverage of 2.00x prior to passage of the Small Business Credit Availability Act. Minimum requirement of 2.00x remains in place unless Board or Shareholder approval is obtained to lower minimum requirement to 1.50x Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 13 High Quality Portfolio Unique Investment Strategy Conservative Leverage Efficient and Leverageable Internally Managed Operating Structure Experienced Management Team with Strong Track Record

MAIN Co-Founders and Executive Management Team • • • Co-founded MAIN and MAIN predecessor funds (1997) Co-founded Quanta Services (NYSE: PWR) Partner in charge of a Big 5 Accounting Firm’s Corporate Finance/Mergers and Acquisitions practice for the Southwest United States • Co-founded MAIN; Joined Main Street group in 2002; affiliated with Main Street group since 1999 Director of acquisitions / integration with Quanta Services (NYSE: PWR) Manager with a Big 5 Accounting Firm’s audit and transaction services groups • • • • • Co-founded MAIN; Joined Main Street group in 2002 Vice President in Lazard Freres Investment Banking Division Vice President of McMullen Group (John J. McMullen’s Family Office) • • • Co-founded MAIN; Joined Main Street group in 2000 Investment associate at Sterling City Capital Manager with a Big 5 Accounting Firm’s transaction services group • • • Joined MAIN in 2014 Previously CFO with a publicly-traded oilfield services company Prior experience with a Big 5 Accounting Firm and a publicly-traded financial consulting firm • • Joined MAIN in 2008 Previously attorney for Occidental Petroleum Corporation (NYSE: OXY) and associate in the corporate and securities section at Baker Botts LLP (1) Member of MAIN Executive Committee (2) Member of MAIN Investment Committee (3) Member of MAIN Credit Committee (4) (5) (6) Chief Investment Officer Chief Credit Officer Chief Compliance Officer Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 14 Jason Beauvais; JD SVP, GC, CCO(6) and Secretary Brent Smith; CPA CFO and Treasurer Curtis Hartman; CPA(1)(2)(3) Vice Chairman, CCO(5) and Senior Managing Director David Magdol(1)(2) President, CIO(4) Dwayne Hyzak; CPA(1)(2)(3) CEO Vince Foster; CPA & JD(1)(2)(3) Executive Chairman

Significant Management Ownership / Investment Significant equity ownership by MAIN’s management team, coupled with internally managed structure, provides alignment of interest between MAIN’s management and our stakeholders Management (1) 3,371,493 $125,419,540 (1) (2) Includes members of MAIN’s executive and senior management team and the members of MAIN’s Board of Directors Includes 1,178,523 shares, or approximately $29.7 million, purchased by Management as part of, or subsequent to, the MAIN IPO, including 10,948 shares, or approximately $0.4 million, purchased in the quarter ended March 31, 2019 Based upon closing market price of $37.20/share on March 31, 2019 (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 15 # of Shares (2) March 31, 2019 (3)

Efficient and Leverageable Operating Structure MAIN’s internally managed operating structure provides significant operating leverage and greater returns for our stakeholders “Internally managed” structure means no external management fees or expenses are paid Alignment of interest between management and investors • Greater incentives to maximize increases to stakeholder value and rationalize debt and equity capital raises 100% of MAIN’s management efforts and activities are for the benefit of the BDC • MAIN targets total operating expenses(1) as a percentage of average assets (Operating Expense to Assets Ratio) at or less than 2% • • Long-term actual results have significantly outperformed target Industry leading Operating Expense to Assets Ratio of 1.4%(2) Significant portion of total operating expenses (1) are non-cash Non-cash expense for restricted stock amortization was 26.6%(2) of total operating expenses (1) Operating Expense to Assets Ratio of 1.0%(2) excluding non-cash restricted stock amortization expense • • (1) Total operating expenses, including non-cash share based compensation expense and excluding interest expense (2) Based upon the trailing twelve month period ended March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 16

MAIN Maintains a Significant Operating Cost Advantage Operating Expenses as a Percentage of Total Assets(1) 4.0% 3.5% 3.0% 2.5% 2.0% 1.5% 1.0% 0.5% 0.0% (1) (2) (3) (4) Total operating expenses excluding interest expense For the trailing twelve month period ended March 31, 2019 For the trailing twelve month period ended March 31, 2019, excluding non-cash share-based compensation expense Other BDCs includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million based on individual SEC Filings as of December 31, 2018; specifically includes: AINV, ARCC, BKCC, CSWC, FDUS, FSK, GAIN, GARS, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SCM, SLRC, TCPC, TCRD, TSLX and WHF Calculation represents the average for the companies included in the group and is based upon the trailing twelve month period ended December 31, 2018 as derived from each company’s SEC filings Calculation represents the average for the companies included in the group and excludes non-cash share-based compensation. Based upon the trailing twelve month period ended December 31, 2018 as derived from each company’s SEC filings Source: SNL Financial. Calculation represents the average for the trailing twelve month period ended December 31, 2018 and includes commercial banks with a market capitalization between $500 million and $3 billion (5) (6) (7) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 17 Other BDCs (4)(5) Other BDCs Excl. Share-Based Comp. (4)(6) Commercial Banks (7) MAIN (2) MAIN Excl. Share-Based Comp. (3)

Stable, Long-Term Leverage – Significant Unused Capacity MAIN maintains a conservative capital structure, with limited overall leverage and low cost, long-term debt Capital structure is designed to match expected duration and fixed/floating rate nature of investment portfolio assets $705.0 million Credit Facility (1) L+1.875% floating (4.4% as of March 31, 2019) September 2023 (fully revolving until maturity) $340.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2019 Notes Payable(2) 4.5% fixed $175.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2022 Notes Payable 4.5% fixed $185.0 million Various dates between 2020 - 2028 (weighted average duration = 5.7 years) 3.6% fixed (weighted average) SBIC Debentures $321.8 million (1) As of March 31, 2019, MAIN’s credit facility had $705.0 million in total commitments from 18 relationship banks, with an accordion feature which could increase total commitments up to $800.0 million (2) MAIN issued $250.0 million of five-year, unsecured investment grade notes in April 2019 to ultimately re-pay the notes $175.0 million notes maturing in December 2019. Due to the make-whole provision in the notes maturing in December 2019, the net proceeds from the notes issuance in April 2019 were used to re-pay a portion of the outstanding balance under the revolving credit facility and MAIN will re-borrow under the facility to repay the $175.0 million notes upon maturity in December 2019. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 18 Facility Interest Rate Maturity Principal Draw n

Long-term Maturity of Debt Obligations MAIN’s conservative capital structure provides long-term access to attractively-priced and structured debt facilities 400 350 300 250 • Allows for investments in assets with long-term holding periods / illiquid positions and greater yields and overall returns 200 150 100 • Provides downside protection and liquidity through economic cycles 50 0 • Allows MAIN to be opportunistic during periods of economic uncertainty 2019 2020 2021 2022 2023 2024 2025 2026 2027 2028 (2) 4.50% Notes due 2019 (1) (3) Credit Facility SBIC debentures 4.50% Notes due 2022 (1) (2) Based upon outstanding balance as of March 31, 2019; total commitments at March 31, 2019 were $705.0 million Issued in November 2014; redeemable at MAIN’s option at any time, subject to certain make whole provisions. MAIN issued $250.0 million of five-year, unsecured investment grade notes in April 2019 to ultimately re-pay the notes $175.0 million notes maturing in December 2019. Due to the make-whole provision in the notes maturing in December 2019, the net proceeds from the notes issuance in April 2019 were used to re-pay a portion of the outstanding balance under the revolving credit facility and MAIN will re-borrow under the facility to repay the $175.0 million notes upon maturity in December 2019. Issued in November 2017; redeemable at MAIN’s option at any time, subject to certain make whole provisions (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 19 (in millions) $16.0 $340.0 $185.0 $5.0 $175.0 $75.0 $75.0 $63.8 $47.0 $40.0

Positive Impact from Rising Interest Rates MAIN’s capital structure and investment portfolio provides downside protection and the opportunity for significant benefits from a rising interest rate environment The following table illustrates the approximate annual changes in the components of MAIN’s net investment income due to hypothetical increases (decreases) in interest rates(1) (dollars in thousands): • 67% of MAIN’s outstanding debt obligations have fixed interest rates(3), limiting the increase in interest expense (50) $ (6,588) $ 1,700 $ (4,888) $ (0.08) 25 3,304 (850) 2,454 0.04 • 72% of MAIN’s debt investments bear interest at floating rates(3), the majority of which contain contractual minimum index rates, or “interest rate floors” (weighted-average floor of approximately 105 basis points)(4) Provides MAIN the opportunity to achieve significant increases in net investment income if interest rates rise 100 13,214 (3,400) 9,814 0.16 300 39,643 (10,200) 29,443 0.47 (1) Assumes no changes in the portfolio investments, outstanding revolving credit facility borrowings or other debt obligations existing as of March 31, 2019 The hypothetical (increase) decrease in interest expense would be impacted by the changes in the amount of debt outstanding under our revolving credit facility, with interest expense (increasing) decreasing as the debt outstanding under our revolving credit facility increases (decreases) As of March 31, 2019 Weighted-average interest rate floor calculated based on debt principal balances as of March 31, 2019 Per share amount is calculated using shares outstanding as of March 31, 2019 • (2) (3) (4) (5) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 20 40052,858(13,600)39,2580.63 20026,429(6,800)19,6290.31 506,607(1,700)4,9070.08 (25)(3,304)850(2,454)(0.04) Increase Basis PointIncrease (Increase) Increase(Decrease) in Net Increase(Decrease)Decrease(Decrease) inInvestment (Decrease) in in Interestin InterestNet InvestmentIncome per Interest RateIncomeExpense(2)IncomeShare(5)

At-The-Market (ATM) Equity Program Provides permanent capital to match indefinite or long-term holding period for LMM investments ATM Equity Program provides efficient, low cost capital Facilitates maintenance of conservative leverage position • Provides permanent capital to match growth of LMM investments on an as-needed basis Provides significant economic cost savings compared to traditional overnight equity offerings Issued equity is accretive to NAV per share Provides significant benefits vs traditional overnight equity offerings • • Provides equity capital and liquidity on an as-needed basis, avoiding dilution from larger overnight equity offerings Provides equity capital at significantly lower cost Avoids negative impact to stock price from larger overnight equity offerings • • Raised net proceeds of $380.5 million since inception in 2015(1) •Average sale price is approximately 63% above average NAV per share over same period(1) •Resulted in economic cost savings of approximately $19.3 million when compared to traditional overnight equity offering(1)(2) (1) Through March 31, 2019 (2) Assumes 6% all-in cost for traditional overnight equity offering Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 21

Lower Middle Market (LMM) Investment Strategy LMM investment strategy differentiates MAIN from its competitors and provides attractive risk-adjusted returns Investment Objectives • High cash yield from secured debt investments (11.4% weighted-average cash coupon as of March 31, 2019); plus Dividend income and periodic capital gains from equity investments • Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities • • • • Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 22

LMM Investment Opportunity MAIN targets LMM investments in established, profitable companies Characteristics of LMM provide beneficial risk-reward investment opportunities Large and critical portion of U.S. economy •175,000+ domestic LMM businesses(1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies •Typical entry enterprise values between 4.5X – 6.5X EBITDA •Typical entry leverage multiples between 2.0X – 4.0X EBITDA to MAIN debt investment Partner relationship with the management teams of our portfolio companies vs a “commoditized vendor of capital” (1) Source: U.S. Census 2012 – U.S. Data Table by Enterprise Receipt Size; 2012 County Business Patterns and 2012 Economic Census; includes Number of Firms with Enterprise Receipt Size between $10,000,000 and $99,999,999 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 23

Private Loan Investment Strategy Investment Objectives Private Loan portfolio investments are primarily debt investments in privately held companies which have been originated through strategic relationships with other investment funds on a collaborative basis, and are often referred to in the debt markets as “club deals” • Access proprietary investments with attractive risk-adjusted return characteristics Generate cash yield to support MAIN monthly dividend • Investment Characteristics • Investments in companies that are consistent with the size of companies in our LMM and Middle Market portfolios Proprietary investments originated through strategic relationships with other investment funds on a collaborative basis Current Private Loan portfolio companies have weighted-average EBITDA of approximately $50.2 million(1) • • Investments in secured debt investments •First lien, senior secured debt investments •Floating rate debt investments 8% – 12% targeted gross yields • • Weighted-average effective yield of 10.5% Net returns positively impacted by lower overhead requirements and modest use of leverage Floating rate debt investments provide the opportunity for positive impact on yields if market benchmark interest rates increase • (1)This calculation excludes three Private Loan portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 24

Middle Market Debt Investment Strategy Investment Objective •Generate cash yield to support MAIN monthly dividend MAIN maintains a portfolio of debt investments in Middle Market companies Investments in secured and/or rated debt investments •First lien, senior secured debt investments •Floating rate debt investments Larger companies than the LMM investment strategy •Current Middle Market portfolio companies have weighted-average EBITDA of approximately $98.0 million(1) Large and critical portion of U.S. economy •Nearly 200,000 domestic Middle Market businesses(2) More relative liquidity than LMM investments 6% – 10% targeted gross yields •Weighted-average effective yield(3) of 9.5% •Net returns positively impacted by lower overhead requirements and modest use of leverage •Floating rate debt investments provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) (2) (3) This calculation excludes two Middle Market portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Source: National Center for The Middle Market; includes number of U.S. domestic businesses with revenues between $10 m illion and $1 billion Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 25

Asset Management Business MAIN’s asset management business represents additional income diversification and the opportunity for greater stakeholder returns In May 2012, MAIN(1) entered into an investment sub-advisory agreement with the investment advisor to HMS Income Fund, Inc., a non-listed BDC • MAIN(1) provides asset management services, including sourcing, diligence and post-investment monitoring MAIN(1) receives 50% of the investment advisor’s base management fee and incentive fees – MAIN(1) base management fee – 1% of total assets – MAIN(1) incentive fees – 10% of net investment income above a hurdle and 10% of net realized capital gains • MAIN’s internally managed operating structure provides MAIN’s stakeholders the benefits of this asset management business Benefits to MAIN • No significant increases to MAIN’s operating costs to provide services (utilize existing infrastructure and leverage fixed costs) No invested capital – monetizing the value of MAIN franchise Significant positive impact on MAIN’s financial results – $2.7 million contribution to net investment income in the first quarter of 2019(2) – $10.6 million contribution to net investment income for the year ended December 31, 2018(2) – $65.8 million of cumulative unrealized appreciation as of March 31, 2019 • • (1) Through MAIN’s wholly owned unconsolidated subsidiary, MSC Advisor I, LLC (2) Contribution to Net Investment Income includes (a) dividend income received by MAIN from MSC Advisor I, LLC and (b) operating expenses allocated from MAIN to MSC Advisor I, LLC Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 26

Total Investment Portfolio Includes complementary LMM debt and equity investments, Middle Market debt investments and Private Loan debt investments Diversity provides structural protection to investment portfolio, revenue sources, income and cash flows Total investment portfolio at fair value consists of approximately 49% LMM / 23% Middle Market / 21% Private Loan / 7% Other(1) Portfolio investments 183 LMM, Middle Market and Private Loan portfolio companies • • Average investment size of $11.9 million(2) Largest individual portfolio company represents 2.7%(3) of total investment income and 2.6% of total portfolio fair value (most investments are less than 1%) Six non-accrual investments, which represent 0.9% of the total investment portfolio at fair value and 3.6% at cost. Weighted-average effective yield of 10.8% • • Significant diversification • • • Issuer Industry Transaction type • • • Geography End markets Vintage (1) (2) (3) Other includes MSC Advisor I, LLC, MAIN’s External Investment Manager As of March 31, 2019; based on cost Based upon total investment income for the trailing twelve month period ended March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 27

Portfolio Snapshot – Significant Diversification (1) Excludes the External Investment Manager, as described in MAIN’s public filings Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 28 12/31/2016 12/31/2017 12/31/2018 3/31/2019 Number of Portfolio Companies Lower Middle Market 73 70 69 70 Private Loans 46 54 59 58 Middle Market 78 62 56 55 Other Portfolio(1) 10 11 11 11 Total 207 197 195 194 $ Invested - Cost Basis Lower Middle Market $ 760.3 $ 776.5 $ 990.9 $ 1,006.5 % of Total 40.6% 38.7% 43.7% 43.8% Private Loans $ 357.7 $ 489.2 $ 553.3 $ 573.8 % of Total 19.1% 24.4% 24.4% 24.9% Middle Market $ 646.8 $ 629.7 $ 608.8 $ 601.4 % of Total 34.6% 31.4% 26.8% 26.2% Other Portfolio(1) $ 107.1 $ 109.4 $ 116.0 $ 118.1 % of Total 5.7% 5.5% 5.1% 5.1% Total $ 1,871.9 $ 2,004.8 $ 2,269.0 $ 2,299.8

Portfolio Snapshot – Significant Diversification (cont.) (1) Excludes the External Investment Manager, as described in MAIN’s public filings Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 29 12/31/201612/31/201712/31/20183/31/2019 $ Invested - Fair Value Lower Middle Market$892.6$948.2$ 1,195.0$ 1,214.2 % of Total45.4%44.5%50.0%50.0% Private Loans$342.9$467.5$507.9$540.0 % of Total17.4%22.0%21.3%22.2% Middle Market$630.6$609.3$576.9$566.7 % of Total32.1%28.6%24.2%23.3% Other Portfolio(1)$100.3$104.6$108.3$109.9 % of Total5.1%4.9%4.5%4.5% Total$ 1,966.3$ 2,129.5$ 2,388.2$ 2,430.8 % of Total $ Invested in Debt (Cost Basis) Lower Middle Market$525.4$520.9$680.7$689.7 % of Total of Lower Middle Market69.1%67.1%68.7%68.5% Private Loans$334.5$457.8$514.5$535.5 % of Total of Total Private Loans93.5%93.6%93.0%93.3% Middle Market$628.9$612.4$586.2$578.3 % of Total of Total Middle Market97.2%97.3%96.3%96.2% Other Portfolio$0.2$-$-$-% of Total of Total Other Portfolio0.2%0.0%0.0%0.0% Total$ 1,489.1$ 1,591.1$ 1,781.3$ 1,803.4 % of Total Portfolio79.6%79.4%78.5%78.4%

Portfolio Snapshot – Significant Diversification (cont.) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 30 12/31/2016 12/31/2017 12/31/2018 3/31/2019 % of Total $ Invested in Debt that is First Lien (Cost Basis) Lower Middle Market $ 483.8 $ 511.0 $ 670.5 $ 679.4 % of Lower Middle Market 92.1% 98.1% 98.5% 98.5% Private Loans $ 297.8 $ 432.6 $ 473.4 $ 494.2 % of Total Private Loans 89.0% 94.5% 92.0% 92.3% Middle Market $ 560.2 $ 554.2 $ 515.4 $ 502.3 % of Total Middle Market 89.1% 90.5% 87.9% 86.9% Other Portfolio $ - $ - $ - $ - % of Total Other Portfolio 0.0% 0.0% 0.0% 0.0% Total $ 1,341.8 $ 1,497.9 $ 1,659.3 $ 1,675.9 % of Total Portfolio Debt Investments 90.1% 94.1% 93.1% 92.9% % of Total Investment Portfolio 71.7% 74.7% 73.1% 72.9%

(1) Total Portfolio by Industry (as a Percentage of Cost) Construction & Engineering, 7% Machinery, 6% Commercial Services & Supplies, 5% Specialty Retail, 4% Hotels, Restaurants & Leisure, 4% IT Services, 4% Food Products, 4% Oil, Gas & Consumable Fuels, 3% Communications Equipment, 3% Software, 2% Road & Rail, 2% Construction Materials, 2% Building Products, 2% Other, 7% Media, 7% Energy Equipment & Services, 6% Diversified Telecommunication Services, 5% Internet Software & Services, 4% Aerospace & Defense, 4% Leisure Equipment & Products, 4% Electronic Equipment, Instruments & Components, 3% Health Care Providers & Services, 3% Computers & Peripherals, 2% Professional Services, 2% Containers & Packaging, 2% Distributors, 2% Internet & Catalog Retail, 1% (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 31

(1) Diversified Total Portfolio (as a Percentage of Cost) n/ (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio (2) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 2% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 32 Invested Capital by Geography (2) 27%20%14% 28%11% Invested Capital by Transaction Type LBO/MBO 41% 41% 12% 6% Recapitalizatio AcquisitionRefinancing Growth Capital

LMM Investment Portfolio 70 portfolio companies / $1,214.2 million in fair value •49% of total investment portfolio at fair value LMM Investment Portfolio consists of a diversified mix of secured debt and lower cost basis equity investments Debt yielding 12.2% (69% of LMM portfolio at cost) • • • 99% of debt investments have first lien position 59% of debt investments earn fixed-rate interest Approximately 860 basis point net interest margin vs “matched” fixed interest rate on SBIC debentures Equity in 97% of LMM portfolio companies representing 40% average ownership position (31% of LMM portfolio at cost) • Opportunity for fair value appreciation, capital gains and cash dividend income 58% of LMM companies(1) with direct equity investment are currently paying dividends Fair value appreciation of equity investments supports Net Asset Value per share growth Lower entry multiple valuations, lower cost basis $207.7 million, or $3.33 per share, of cumulative pre-tax net unrealized appreciation at March 31, 2019 • • • • (1) Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are treated as flow-through entities for tax purposes; based upon dividend income for the trailing twelve month period ended March 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 33

LMM Investment Portfolio LMM Investment Portfolio is a pool of high quality, seasoned assets with attractive risk-adjusted return characteristics Median LMM portfolio credit statistics: • • • Senior leverage of 3.2x EBITDA to MAIN debt position 2.6x EBITDA to senior interest coverage Total leverage of 3.4x EBITDA including debt junior in priority to MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation • Average investment size of $17.3 million at fair value or $14.4 million on a cost basis (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality, seasoned LMM portfolio • • Total LMM portfolio investments at fair value equals 121% of cost Equity component of LMM portfolio at fair value equals 176% of cost Majority of LMM portfolio has de-leveraged and experienced equity appreciation • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 34

Private Loan Investment Portfolio 58 investments / $540.0 million in fair value •21% of total investment portfolio at fair value Private Loan Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio Average investment size of $9.9 million(1) (less than 1% of total portfolio) Investments in secured debt investments • 92% of current Private Loan portfolio is secured debt • 92% of current Private Loan debt portfolio is first lien term debt 87% of Private Loan debt investments bear interest at floating rates(2), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 10.5%, representing a greater than 550 basis point net interest margin vs “matched” floating rate on the MAIN credit facility • Floating rate debt investments (87% floating rate) provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) As of March 31, 2019; based on cost (2) 88% of floating interest rates on Private Loan debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 35

Middle Market Investment Portfolio Middle Market Investment Portfolio provides a diversified mix of investments, diverse sources of income to complement the LMM Investment Portfolio and a potential source of liquidity for MAIN’s future investment activities 55 investments / $566.7 million in fair value •23% of total investment portfolio at fair value Average investment size of $10.9 million(1) (less than 1% of total portfolio) Investments in secured and/or rated debt investments • 96% of current Middle Market portfolio is secured debt • 87% of current Middle Market debt portfolio is first lien term debt More investment liquidity compared to LMM 95% of Middle Market debt investments bear interest at floating rates(2), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 9.5%, representing a greater than 450 basis point net interest margin vs “matched” floating rate on the MAIN credit facility • Floating rate debt investments (95% floating rate) provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) As of March 31, 2019; based on cost (2) 89% of floating interest rates on Middle Market debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 36

Main Street Capital Corporation Appendix Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 37

MAIN Income Statement Summary Total Investment Income $ 55,942 $ 59,869 $ 58,263 $ 59,280 $ 61,365 10% Expenses: Interest Expense G&A Expense (10,265) (6,399) (10,833) (7,092) (10,884) (7,157) (11,511) (11,916) -16% -19% (3,417) (7,629) Distributable Net Investment Income (DNII) DNII Margin % 39,278 70.2% 41,944 70.1% 40,222 69.0% 44,352 74.8% 41,820 68.1% 6% Share-based compensation (2,303) (2,432) (2,147) (2,269) (2,329) 1% Net Investment Income 36,975 39,512 38,075 42,083 39,491 7% Net Realized Gain (Loss)(1) 7,460 (15,466) 9,238 (1,413) (5,927) NM Net Unrealized Appreciation (Depreciation)(1) (10,897) 32,701 25,208 (29,111) 10,906 NM Income Tax Benefit (Provision) 979 (1,296) (3,781) (2,054) (3,069) NM Net Increase in Net Assets $ 34,517 $ 55,451 $ 68,740 $ 9,505 $ 41,401 20% (1) Excludes the effect of the $1.4 million realized loss recognized in the first quarter of 2018 and the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation. The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income (2) Percent change from prior year is based upon impact (increase/(decrease)) on Net Increase in Net Assets NM – Not Measurable / Not Meaningful Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 38 Q1 19 vs. Q1 18 ($ in 000's) Q1 18(1) Q2 18 Q3 18 Q4 18 Q1 19(1) % Change(2)

MAIN Per Share Change in Net Asset Value (NAV) Beginning NAV Distributable Net Investment Income Share-Based Compensation Expense Net Realized Gain (Loss)(1) Net Unrealized Appreciation (Depreciation)(1) $ 23.53 0.67 (0.04) $ 23.67 0.70 (0.04) $ 23.96 0.66 (0.04) $ 24.69 0.72 (0.04) $ 24.09 0.68 (0.04) 0.13 (0.25) 0.16 (0.02) (0.10) (0.19) 0.55 0.41 (0.47) 0.19 Income Tax Benefit (Provision) 0.02 (0.03) (0.06) (0.03) (0.06) Net Increase in Net Assets 0.59 0.93 1.13 0.16 0.67 Regular Monthly Dividends to Shareholders (0.57) (0.57) (0.57) (0.585) (0.585) Supplemental Dividends to Shareholders - (0.275) - (0.275) - Accretive Impact of Stock Offerings (2) 0.08 0.29 0.13 0.06 0.22 Other (3) 0.04 (0.09) 0.04 0.04 0.02 Ending NAV $ 23.67 $ 23.96 $ 24.69 $ 24.09 $ 24.41 Weighted Average Shares 58,852,252 59,828,751 60,807,096 61,186,693 61,864,688 Certain fluctuations in per share amounts are due to rounding differences between quarters. (1) Excludes the effect of the $1.4 million realized loss recognized in the first quarter of 2018 and the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation. The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income Includes accretive impact of shares issued through the Dividend Reinvestment Plan (DRIP) and ATM program Includes differences in weighted-average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV and other minor changes Cumulative NAV per share growth from $12.85 at December 31, 2007 to $24.41 at March 31,2019 has been primarily generated through retained earnings (~25%) and accretive offerings (~75%) (2) (3) (4) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 39 ($ per share) Q1 18(1) Q2 18 Q3 18 Q4 18 Q1 19(1)

MAIN Balance Sheet Summary LMM Portfolio Investments Middle Market Portfolio Investments $ 1,049,772 617,941 $ 1,084,897 591,600 $ 1,149,008 607,666 $ 1,195,035 576,929 $ 1,214,179 566,700 Private Loan Investments 496,533 516,836 490,841 109,210 70,148 50,303 47,287 507,892 108,305 65,748 54,181 45,336 539,990 109,902 65,820 47,368 50,940 Other Portfolio Investments External Investment Manager Cash and Cash Equivalents Other Assets Total Assets 101,066 48,722 29,090 58,051 108,131 62,667 40,484 56,730 $ 2,401,175 $ 2,461,345 $ 2,524,463 $ 2,553,426 $ 2,594,899 Credit Facility SBIC Debentures(1) Notes Payable Other Liabilities Net Asset Value (NAV) $ 188,000 $ 289,000 $ 250,000 $ 301,000 $ 340,000 306,182 306,418 337,931 338,186 314,702 445,096 65,297 1,396,600 356,296 62,277 1,447,354 356,628 74,462 1,505,442 356,960 81,231 1,476,049 357,292 60,408 1,522,497 Total Liabilities and Net Assets $ 2,401,175 $ 2,461,345 $ 2,524,463 $ 2,553,426 $ 2,594,899 Total Portfolio Fair Value as % of Cost Common Stock Price Data: 107% 109% 110% 108% 109% High Close Low Close Quarter End Close $ 39.90 35.41 36.90 $ 38.86 36.76 38.06 $ 40.68 38.05 38.50 $ 39.06 32.58 33.81 $ 39.21 33.99 37.20 (1) Includes adjustment to the face value of Main Street Capital II, LP (“MSC II”) Small Business Investment Company (“SBIC”) debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings; Total par value of MAIN’s SBIC debentures at March 2019 was $321.8 million Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 40 ($ in 000's, except per share amounts) Q1 18 Q2 18 Q3 18 Q4 18 Q1 19

MAIN Corporate Data Please visit our website at www.mainstcapital.com for additional information Board of Directors Executive Officers Research Coverage Corporate Headquarters Investor Relation Contacts Michael Appling, Jr. Chief Executive Officer (CEO) TnT Crane & Rigging Valerie L. Banner SVP, General Counsel & Corporate Secretary Exterran Corporation Dwayne L. Hyzak Chief Executive Officer Tim Hayes B. Riley FBR, Inc. (703) 312-1819 1300 Post Oak Blvd, 8th Floor Houston, TX 77056 Tel: (713) 350-6000 Fax: (713) 350-6042 Dwayne L. Hyzak CEO Brent D. Smith Chief Financial Officer David L. Magdol President & Chief Investment Officer Mitchel Penn Janney Montgomery Scott (410) 583-5976 Tel: (713) 350-6000 Independent Registered Public Accounting Firm Vincent D. Foster, Executive Chairman Curtis L. Hartman Vice Chairman, Chief Credit Officer & Senior Managing Director (SMD) Christopher R. Testa National Securities (212) 417-7447 Ken Dennard Zach Vaughan Dennard Lascar Investor Relations Tel: (713) 529-6600 Joseph E. Canon EVP & Executive Director Kickapoo Springs Foundation The Legett Foundation Grant Thornton, LLP Houston, TX Robert J. Dodd Raymond James (901) 579-4560 Corporate Counsel Management Executive Committee Vincent D. Foster Executive Chairman Main Street Capital Corporation Brent D. Smith Chief Financial Officer & Treasurer Dechert, LLP Washington, D.C. Dwayne L. Hyzak, CEO David L. Magdol, President & CIO Vincent D. Foster, Executive Chairman Curtis L. Hartman, VC, CCO & SMD Mark Hughes SunTrust Robinson Humphrey (615) 748-4422 Arthur L. French Retired CEO/Executive Jason B. Beauvais SVP, General Counsel, Secretary & Chief Compliance Officer Securities Listing J. Kevin Griffin SVP, Financial Planning & Analysis Novant Health, Inc. Common Stock – NYSE: MAIN Investment Committee Transfer Agent Nicholas T. Meserve Managing Director (MD) Shannon D. Martin Vice President & Chief Accounting Officer Dwayne L. Hyzak, CEO David L. Magdol, President & CIO Vincent D. Foster, Executive Chairman Curtis L. Hartman, VC, CCO & SMD Dwayne L. Hyzak CEO Main Street Capital Corporation American Stock Transfer & Trust Co. Tel: (212) 936-5100 www.astfinancial.com John E. Jackson President & CEO Spartan Energy Partners, LP Credit Committee Brian E. Lane CEO & President Comfort Systems USA Stephen B. Solcher SVP, Finance and Operations & Chief Financial Officer BMC Software Dwayne L. Hyzak, CEO Vincent D. Foster, Executive Chairman Curtis L. Hartman, VC, CCO & SMD Nicholas T. Meserve, MD Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 41